Note 21 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Derivative Assets and Liabilities at Fair Value [Table Text Block]
	December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward currency contracts-liability position	$(406)	$-	$(406)	$-
Interest rate swaps-liability position	(4,145)	-	(4,145)	-
Interest rate swaps-asset position	3,429	-	3,429	-
Cross-currency rate swaps-liability position	(10,166)	-	(10,166)	-
Total	$(11,288)	$-	$(11,288)	$-
	December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward currency contracts-asset position	$2,379	$-	$2,379	$-
Forward Freight Agreements-asset position	108	-	108	-
Bunker swap agreements-liability position	(12)	-	(12)	-
Interest rate swaps-asset position	35,877	-	35,877	-
Interest rate caps-asset position	24,939	-	24,939	-
Cross-currency rate swaps-liability position	(15,898)	-	(15,898)	-
Total	$47,393	$-	$47,393	$-